Net Loss Per Share - Summary of Securities Outstanding Excluded from Calculation of Weighted Average Shares Outstanding (Details) - shares	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Class A Common Shares Subject to Repurchase [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding excluded from calculation of weighted average shares outstanding	15,153,602	0
Class B Common Shares Subject to Repurchase [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding excluded from calculation of weighted average shares outstanding	0	27,276,482
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding excluded from calculation of weighted average shares outstanding	5,787,472	0
Class A Common Stock Options {Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities outstanding excluded from calculation of weighted average shares outstanding	10,233,201	2,972,585